DISPOSAL OF SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
DISPOSAL OF SUBSIDIARIES
Equity interest divesture (in percent)	100.00%	100.00%	100.00%	100.00%
Gain on disposal	$ 111	¥ 752	$ 111	¥ 752	¥ 0